Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net loss	$ (2,786)	$ (3,160)
Adjustments to reconcile net loss to net cash provided by operating activities:
Provision for loan losses	4,460	6,635
Share-based compensation	1	13
Depreciation and amortization	637	626
Gain on sale of loans held for sale	(1,730)	(1,368)
Loans originated for sale	(77,855)	(66,533)
Proceeds from loans sold	77,019	66,831
Deferred income tax benefit	(1,653)	(1,849)
Net amortization of deferred loan fees and costs	113	97
Loss on sale of other real estate owned	434	29
Provision for other real estate owned losses	1,522	1,217
Net decrease in accrued interest payable	(94)	(204)
Net decrease in accrued interest receivable	43	36
Net decrease in other assets	496	367
Net gain on sale of securities		(478)
Net increase (decrease) in accrued expenses and other liabilities	413	(93)
Net amortization of premiums and discounts on securities available for sale	733	534
Net cash provided by operating activities	1,753	2,700
Cash flows from investing activities:
Purchase of securities available for sale	(12,350)	(52,310)
Proceeds from sales, principal repayments and maturities on securities available for sale	12,010	33,320
Net decrease in time deposits in banks		2,287
Net decrease in loans	11,650	2,346
Purchase of premises and equipment	(261)	(734)
Proceeds from sale of other real estate owned	2,452	186
Redemption of Federal Home Loan Bank stock	143	90
Net cash provided by (used in) investing activities	13,644	(14,815)
Cash flows from financing activities:
Net (decrease) increase in deposits	(10,116)	1,355
Net decrease in other borrowings	(1,300)	(4,579)
Net decrease in Federal Home Loan Bank advances	(5,000)
Preferred stock dividend requirements and Series B stock accretion	(308)	(355)
Net cash used in financing activities	(16,724)	(3,579)
Net decrease in cash and cash equivalents	(1,327)	(15,694)
Cash and cash equivalents at beginning of year	6,404	22,098
Cash and cash equivalents at end of year	5,077	6,404
Supplemental disclosure of cash flow information:
Interest	3,781	5,234
Income taxes
Noncash transactions:
Accumulated other comprehensive (loss) income, net change in unrealized (loss) gain on securities available for sale, net of taxes	816	(570)
Transfer of loans to other real estate owned	3,594	6,397
Transfer of other real estate owned to loans	1,022	189
Retirement of common stock from other assets	$ 100